Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Jan. 18, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices for Granting Certain Equity Awards
Our board of directors and the compensation committee do not take material nonpublic information into account when determining the timing and terms of any stock option grant. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We have not adopted a formal policy related to timing of awards of stock options in relation to the disclosure of material nonpublic information.

Award Timing Method	stock options issued to our named executive officers in 2024 during any period beginning four business days before the filing of a periodic report or current report disclosing material nonpublic information and ending one business day after the filing or furnishing of such report with the SEC.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our board of directors and the compensation committee do not take material nonpublic information into account when determining the timing and terms of any stock option grant. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table presents information regarding stock options issued to our named executive officers in 2024 during any period beginning four business days before the filing of a periodic report or current report disclosing material nonpublic information and ending one business day after the filing or furnishing of such report with the SEC. The following stock option grants were made on the same date that that we filed a Current Report on Form 8-K on January 18, 2024 with the SEC related to Item 2.05 announcing our restructuring plan involving the reduction of our workforce. Such Current Report on Form 8-K is not incorporated herein by reference.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage
change in the
closing market
price of the
securities
underlying the
award between
the trading day
ending
immediately
prior to the
disclosure of
material
nonpublic
information and
the trading day
beginning
immediately
following the
disclosure of
material
nonpublic
information

David H. Mack, Ph.D.	01/18/2024	519,915	1.80	698,350	(15.70%)
Michael Carulli	01/18/2024	204,630	1.80	274,859	(15.70%)
Deepika Jalota, Pharm.D.	01/18/2024	225,095	1.80	302,348	(15.70%)

David H. Mack, Ph.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		David H. Mack, Ph.D.
Underlying Securities | shares		519,915
Exercise Price | $ / shares		$ 1.8
Fair Value as of Grant Date | $		$ 698,350
Underlying Security Market Price Change		0.157
Michael Carulli [Member]
Awards Close in Time to MNPI Disclosures
Name		Michael Carulli
Underlying Securities | shares		204,630
Exercise Price | $ / shares		$ 1.8
Fair Value as of Grant Date | $		$ 274,859
Underlying Security Market Price Change		0.157
Deepika Jalota, Pharm.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Deepika Jalota, Pharm.D.
Underlying Securities | shares		225,095
Exercise Price | $ / shares		$ 1.8
Fair Value as of Grant Date | $		$ 302,348
Underlying Security Market Price Change		0.157